Future Minimum Lease Payments under Non-Cancelable Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
2013	$ 2,654
2014	1,621
2015	956
2016	612
2017	122
Thereafter
Total minimum lease payments	$ 5,965